Shareholder Report, Line Graph (Details) 190652_Brookfield Global Listed Infrastructure Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 15,757	$ 14,601	$ 14,280	$ 15,247	$ 13,252	$ 13,831	$ 11,142	$ 12,233	$ 11,160	$ 10,000	$ 17,641
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index
Accumulated Value	27,281	22,888	18,396	22,361	18,277	15,689	12,219	13,311	10,815	10,000	$ 33,173
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Global Core Infrastructure 50/50 Total Return Index
Accumulated Value	19,882	17,999	17,458	18,214	15,742	16,286	12,911	13,335	11,176	10,000	$ 22,924
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Brookfield Global Infrastructure Index TR
Accumulated Value	$ 17,817	$ 16,014	$ 15,074	$ 15,852	$ 13,184	$ 14,571	$ 11,515	$ 12,590	$ 11,168	$ 10,000	$ 20,320